InvestorACAndInstitutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK EMERGING MARKETS FUND, INC. - Investor C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 190
Expense Example, No Redemption, 3 Years	640
Expense Example, No Redemption, 5 Years	1,116
Expense Example, No Redemption, 10 Years	$ 2,241